Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts and Notes Receivable, Net [Abstract]
ACCOUNTS AND NOTES RECEIVABLE, NET

3. ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts receivable and notes receivable, net consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable, gross	$7,480,232	$5,558,022
Notes receivable	6,376	13,864
Allowance for credit losses	(506,883)	(277,798)
Accounts and notes receivable, net	$6,979,725	$5,294,088

The changes in the allowance for credit losses are as follows:

	For the Years Ended December 31,
	2025	2024
Balance at the beginning of the year	$277,798	$245,888
Additions	254,292	34,730
Reverse	(26,531)	-
Exchange rate difference	1,324	(2,820)
Balance at the end of the year	$506,883	$277,798